Discontinued Operations - Additional Information (Detail) - Conventional [Member] - Suffield Divestiture [Member]	Jan. 05, 2018 CAD ($) $ / bbl USD_per_MMBtu
Disclosure Of Discontinued Operations [Line Items]
Cash proceeds from sale of assets	$ 512,000,000
Fair value of deferred purchase price adjustment	7,000,000
Top of Range [Member]
Disclosure Of Discontinued Operations [Line Items]
Purchase price adjustments	36,000,000
Top of Range [Member] | Crude oil contracts [Member]
Disclosure Of Discontinued Operations [Line Items]
Purchase price adjustments	375,000
Top of Range [Member] | Natural gas contracts [Member]
Disclosure Of Discontinued Operations [Line Items]
Purchase price adjustments	$ 1,125,000
Bottom of Range [Member] | WTI [Member]
Disclosure Of Discontinued Operations [Line Items]
Average daily crude oil price | $ / bbl	55
Bottom of Range [Member] | Henry Hub [Member]
Disclosure Of Discontinued Operations [Line Items]
Average natural gas price | USD_per_MMBtu	3.50